Accumulated Other Comprehensive Income (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income Reclassifications [Roll Forward]
Beginning balance	$ 1,888,000
Current period other comprehensive income	(2,386,000)
Ending balance	(498,000)
Reclassification from Accumulated Other Comprehensive Income	$ (200,000)